Disclosure of Changes in Number of Shares	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Treasury stock - at cost, shares	(23,497)	[1]	(44,183)	[1]	(20,136)	[1]
Common Stock - Outstanding	103,169,806	[1]	102,590,457	[1]	102,272,780	[1]
Common Stock Member
Beginning balance	102,634,640	[1]	102,292,916	[1]	63,954,490	[1]
Issuance of stock	558,663	[1]	341,724	[1]	5,093	[1]
Conversion of stock	0	[1],[2]	0	[1],[2]	38,333,333	[1],[2]
Treasury Stock, Shares, Retired	0	[1]			0	[1]
Ending balance	103,193,303	[1]	102,634,640	[1]	102,292,916	[1]
Preferred Stock Member
Beginning balance	2,006,391	[1]	2,006,391	[1]	2,006,391	[1]
Issuance of stock	0	[1],[2]	0	[1],[2]	1,150,000	[1],[2]
Exchange of stock	0	[1]	0	[1]	0	[1]
Conversion of stock	0	[1],[2]	0	[1],[2]	(1,150,000)	[1],[2]
Ending balance	2,006,391	[1]	2,006,391	[1]	2,006,391	[1]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.
[2]	Issuance of 46,000,000 in depositary shares; converted into 38,333,333 common shares (full conversion of depositary shares, each representing a 1/40th interest in shares of contingent convertible perpetual non-cumulative preferred stock).